UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

European Emerging Markets Fund

Schedule of Investments - January 31, 2006

Principal or Shares		Security Description		Value (000)
Consumer Discretionary (2%)
	600,000	Compa S.A.		$274
	150,000	Electroaparataj Bucuresti (b)		22
	1,629,559	Siretul SA		44
	160,000	Tofas Turk Otomobil Fabrikasi AS		508
	55,000	Turk Hava Yollari Anonim Ortakligi (b)		343

				1,191

Consumer Staples (2%)
	14,000	BIM Birlesik Magazalar A.S. (b)		429
	32,000	Pyaterochka Holding NV (b)		502

				931

Energy (34%)
	120,000	Arawak Energy Corp. (b)		294
	30,000	BMB Munai Inc.		219
	14,000	Burren Energy		269
	45,000	Chaparral Resources Inc. (b)		245
	50,000	Dragon Oil Plc (b)		202
	60,000	Grupa Lotos SA (b)		963
	57,500	LUKOIL (USD)		4,399
	2,000	LUKOIL (EURO)		154
	15,000	MOL Magyar Olaj-es Gazipari Rt.		1,560
	47,500	Oao Gazprom - Spon ADR		4,066
	53,500	Polski Koncern Naftowy Orlen S.A.		1,084
	8,000,000	Rompetrol Rafinare SA (b)		317
	70,000	Sibir Energy plc (b)		554
	2,800,000	SNP Petrom SA		578
	24,500	Surgutneftegaz (USD)		1,683
	1,500	Surgutneftegaz (EURO)		104

				16,691

Financial (19%)
	50,000	Akbank T.A.S.		435
	650,000	Asigurarea Romaneasca-Asirom (b)		146
	1,125,611	Banca Comerciala Carpatica Sibia (b)		236
	577,336	Banca Transilvania		289
	28,500	Bank Pekao SA		1,589
	16,000	Bank Zachodni WBK S.A.		763
	7,000	Erste Bank AG		390
	40,000	Finansbank AS		227
	6,000	Komercni Banka As		884
	48,000	OTP Bank Rt.		1,657
	30,000	PKO Bank Polski		301
	110,000	Romanian Development Bank		643
	485	Sberbank RF		723
	52,000	Turkiye Garanti Bankasi AS (b)		240
	33,500	Turkiye Is Bankasi		304
	5,000	Wiener Staedtische Allegemeine Versicherung		313

				9,140

Healthcare (3%)
	4,000	Gedeon Richter Rt.		837
	10,500	Zentiva NV		528

				1,365

Industrial (8%)
	62,500	Akcansa Cimento A.S.		472
	591,300	Electroputere Craiova (b)		60
	5,597	Neptun SA Campina		15
	110,000	Novopipetsk Steel (b)		1,997
	18,317	Pannonplast Rt. (b)		202
	1,400,000	Rulmentul Brasov S.A. (b)		66
	76,000	Turbomechanica S.A.		345
	45,000	Turk Demir Dokum Fabrikalari A.S.		350
	105,000	Turk Sise ve Cam Fabrikalari AS		409

				3,916

Materials (7%)
	2,000,000	Amonil S.A.		59
	40,000	BorsodChem Rt.		492
	900,000	Carbid Fox S.A.		9
	53,500	KGHM Polska Miedz S.A.		1,241
	18,500	Mining and Metallurgical Company Norilsk Nickel		1,656
	6,500	Tisza Vegyi Kombinat RT (b)		163

				3,620

Technology (1%)
	11,000	Prokom Software SA		496
Telecommunication (14%)
	28,500	AFK Sistema		697
	17,500	Agora SA		354
	35,500	AO VimpelCom - ADR (b)		1,661
	58,000	Cesky Telecom AS (b)		1,316
	45,000	Dogan Yayin Holding A.S. (b)		211
	145,000	Magyar Tavkozlesi Rt (Matav)		684
	25,000	Rostelecom		339
	219,000	Telekomunikacja Polska SA		1,607
	9,000	TVN SA (b)		232
	3,500,000	Uralsvyszinform		128

				7,229

Utilities (8%)
	87,000	CEZ		3,032
	18,000	Unified Energy System		878

				3,910

Investment Companies (2%)
	988,129	Dreyfus Treasury Cash Management Fund		988

Total (Cost - 41,335) (a)				49,476
Other Assets, net of Liabilities (0%)				121

Net Assets (100%)				$49,597

(a) Unrealized apprecation (depreciation) of securities is as follows:
		Unrealized appreciation	$8,331
		Unrealized depreciation	(190)

		Net unrealized appreciation	$8,141

(b) Non-income producing security

European Growth Fund

Schedule of Investments - January 31, 2006

Principal or Shares		Security Description		Value (000)
Consumer Discretionary (11%)
	3,000	DaimlerChrysler AG		$172
	1,700	Etam Developpement SA		81
	10,200	Geoc Spa		116
	8,500	Karstadt Ag (b)		183
	5,350	Praktiker BAu-Und Heimwerkermaerkte Holding (b)		139
	700	Rational AG		95
	22,500	Sportingbet Plc		166

				952

Consumer Staples (9%)
	2,900	Adecco SA		162
	1,000	Groupe Danone		109
	2,900	Nutreco Holding NV		157
	3,600	Oriflame Cosmetics SA		102
	8,500	SABMiller Plc		173
	23,500	Safilo SpA (b)		131
	200	Wella AG - Preferred Stock		20

				854

Energy (18%)
	200	Areva		115
	13,600	BG Group Plc		154
	33,000	BP Amoco Plc		397
	4,500	ERG S.p.A		116
	8,000	Fortum Oyj		179
	750	Groupe Bourbon S.A		80
	1,500	Groupe Bruxelles Lambert S.A.		167
	2,400	OMV AG		169
	3,400	Statoil ASA		93
	1,600	Technip SA		109

				1,579

Financial (12%)
	750	Allianz AG		121
	17,000	Azimut Holding SpA		161
	27,000	Banca Intesa Spa		152
	3,700	Banco De Sabadell SA		104
	1,000	BNP Paribas SA		89
	1,900	Raiffeisen International Bank-Holding AG (b)		137
	190	SGS Societe Generale de Surveillance Holding (b)		178
	17,900	UniCredito Italiano Spa		128

				1,070

Healthcare (11%)
	3,500	AstraZeneca Plc		169
	6,800	GlaxoSmithKline Plc		174
	3,000	Novartis Ag		165
	900	Roche Holding AG		142
	2,000	Sanofi Synthelabo SA		183
	2,300	UCB SA		113

				946

Industrial (7%)
	23,300	British Aerospace		173
	3,800	Mecalux, S.A. (b)		112
	2,940	Societe Industrielle D’Aviation Latecoere		129
	10,500	Tenaris Sa		167
	4,600	Vestas Wind Systems A/S (b)		91

				672

Materials (8%)
	4,100	Lonmin Plc		153
	2,200	Lonza Group Ag		138
	63,000	Rhodia SA (b)		169
	100	Sika AG (b)		98
	1,100	Voestalpine AG		129

				687

Technology (11%)
	8,600	Infineon Technologies AG (b)		81
	1,500	Neopost Sa		151
	900	SAP AG		184
	9,800	Silicon-On-Insulator Technologies (b)		242
	4,800	Tele Atlas NV (b)		131
	22,500	Wolfson Microelectronics Plc (b)		162

				951

Telecommunication (10%)
	7,500	Nokia Oyj		137
	8,300	SES Global		153
	5,716	Telefonica S.A. (b)		87
	13,100	Telenor ASA		130
	44,000	Vodafone Group Plc		92
	6,200	Web.DE AG (b)		89
	9,000	Wolters Kluwer-Cva		199

				887

Utilities (1%)
	12,200	British Energy Group PLC (b)		132
Investment Companies (2%)
	191,031	Dreyfus Treasury Cash Management Fund		191

Total (Cost - 7,673) (a)				8,921
Other Assets, net of Liabilities (0%)				17

Net Assets (100%)				$8,938

(a) Unrealized apprecation (depreciation) of securities is as follows:
		Unrealized appreciation	$1,295
		Unrealized depreciation	(47)

		Net unrealized appreciation	$1,248

(b) Non-income producing security.

Notes to Financial Statements

January 31, 2006

1. Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”).

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date).

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/28/06

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/28/06